Interim Condensed Consolidated Statements of Changes in Shareholders' Equity - EUR (€)	Issued capital	Capital reserve	Treasury share	Accumulated deficit	Currency translation reserve	Total
Balance at the beginning at Dec. 31, 2021	€ 22,454,000	€ 1,728,658,000	€ (5,817,000)	€ (1,056,785,000)	€ (34,000)	€ 688,476,000
Net loss				(15,093,000)		(15,093,000)
Other comprehensive income (loss)					(55,000)	(55,000)
Total comprehensive income (loss)				(15,093,000)	(55,000)	(15,148,000)
Exercise of options		(4,000)				(4,000)
Share-based payments (net of taxes)		1,090,000				1,090,000
Settlement of share-based payment awards		(2,277,000)	2,721,000			444,000
Balance at the end at Mar. 31, 2022	22,454,000	1,727,467,000	(3,096,000)	(1,071,878,000)	(89,000)	674,858,000
Balance at the beginning at Dec. 31, 2022	23,400,000	1,817,287,000	(1,481,000)	(1,305,814,000)	(139,000)	533,253,000
Net loss				(57,419,000)		(57,419,000)
Other comprehensive income (loss)					19,000	19,000
Total comprehensive income (loss)				(57,419,000)	19,000	(57,400,000)
Issuance of share capital (net of transaction costs)	3,453,000	232,387,000				235,840,000
Share-based payments (net of taxes)		1,578,000				1,578,000
Settlement of share-based payment awards	9,000	(1,017,000)	1,137,000			129,000
Balance at the end at Mar. 31, 2023	€ 26,862,000	€ 2,050,235,000	€ (344,000)	€ (1,363,234,000)	€ (120,000)	€ 713,399,000